Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 30, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”) on behalf of Eaton Vance Hedged Stock Fund (the “Fund”)

Post-Effective Amendment No. 167 (1933 Act File No. 002-27962)

Amendment No. 154 (1940 Act File No. 811-01545) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act for the purpose of registering a new class of shares of the Fund to be designated Class T and also adding disclosure relating to sales load variations as required by guidance issued by the Division of Investment Management in December 2016.  The prospectus and SAI have been marked to show changes from the prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 160 filed with the Commission on March 29, 2016 (Accession No. 0000940394-15-002280).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and to make any other necessary nonmaterial changes.

Securities and Exchange Commission

January 30, 2017

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8445 or fax (617) 672-1445.

Very truly yours,

/s/ Scott E. Habeeb

Scott E. Habeeb, Esq.

Vice President